UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06590

Morgan Stanley Insured Municipal Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Insured Municipal Income Trust

Portfolio of Investments January 31, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (150.6%)
	Arizona (0.8%)
$2,500	University of Arizona, 2003 Ser B COPs (AMBAC Insd)	5.00%	06/01/23	$2,584,275
	California (31.3%)
20,000	Anaheim Public Financing Authority, California, Anaheim Electric Ser 2007-A (MBIA Insd)**	7.516	10/01/37	19,039,700
10,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (AMBAC Insd) (ETM)	5.00	07/01/33	11,107,900
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (FGIC Insd) (ETM)	5.00	07/01/29	5,553,950
3,000	California, Economic Recovery Ser 2004 (MBIA Insd)	5.00	07/01/15	3,304,530
8,000	California, Ser 2007 (MBIA Insd)	4.25	08/01/33	7,329,280
6,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (Insd FGIC)	5.00	06/01/38	5,948,640
9,000	Long Beach, California, Harbor Refg Ser 1998 A (AMT) (FGIC Insd)	6.00	05/15/18	10,633,860
5,000	Los Angeles Department of Water & Power, California, Water 2004 Ser C (MBIA Insd)	5.00	07/01/24	5,234,250
3,000	Los Angeles, California, Ser 2004 A (MBIA Insd)	5.00	09/01/24	3,155,880
4,000	Oxnard Financing Authority, Water & Power, Water 2004 Ser C (XLCA Insd)	5.00	06/01/28	4,044,080
3,000	Sacramento County Sanitation District Financing Authority, California, Sacramento Regional Ser 2006 (FGIC Insd)	5.00	12/01/36	3,102,030
5,000	San Diego County Water Authority, California, Ser 2002 A COPs (MBIA Insd)	5.00	05/01/27	5,124,800
5,000	San Diego County Water Authority, California, Ser 2004 A COPs (FSA)	5.00	05/01/29	5,138,850
3,000	San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)	4.50	09/01/37	2,750,010
2,000	University of California, Ser 2003 B (AMBAC Insd)	5.00	05/15/22	2,095,640

3,120	University of California, Ser 2007-J (FSA Insd)**	4.50	05/15/31	3,082,888
2,880	University of California, Ser 2007-J (FSA Insd)**	4.50	05/15/35	2,845,742
				99,492,030
	Colorado (2.2%)
4,000	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA Insd)	5.25	10/01/40	4,053,080
3,000	Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd)	5.00	12/01/30	2,961,600
				7,014,680
	District of Columbia (3.6%)
2,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31	2,004,580
3,000	District of Columbia, American Association for the Advancement of Science Ser 1997 (AMBAC Insd)	5.125	01/01/27	3,062,880
6,000	District of Columbia, Refg Ser 1993 B (FSA Insd)	5.50	06/01/10	6,307,320
				11,374,780
	Florida (7.3%)
15,000	Miami-Dade County School Board, 2003 Ser A (FGIC Insd)	5.00	08/01/29	14,970,600
3,000	Orange County School Board, Ser 2001 A COPs (AMBAC Insd)	5.25	08/01/14	3,235,080
5,000	Tamp Bay Water Authority, Ser 2001 A (FGIC Insd)	5.00	10/01/28	5,085,850
				23,291,530
	Georgia (3.9%)
5,000	Atlanta, Airport Ser 2004 C (FSA Insd)	5.00	01/01/33	5,102,900
5,000	Atlanta, Water & Wastewater, Ser 2004 (FSA Insd)	5.00	11/01/23	5,273,250
2,000	Augusta, Water & Sewer Ser 2004 (FSA Insd)	5.25	10/01/39	2,115,520
				12,491,670

	Hawaii (1.6%)
5,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Ser 1999 C (AMT) (AMBAC Insd)	6.20		11/01/29		5,217,850
	Illinois (11.3%)
15,000	Chicago, Neighborhoods Alive 21 Ser 2001 A (FGIC Insd)	5.50		01/01/11	+	16,299,750
5,000	Chicago, O'Hare Int'l Airport, Third Lien Ser 2005 A (MBIA Insd)	5.25		01/01/25		5,164,800
2,000	Illinois Finance Authority, Swedish American Hospital Ser A (FSA Insd)	5.00		11/15/31		1,982,000
4,000	Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA Insd)	5.50		01/01/15		4,589,400
3,000	Metropolitan Pier & Exposition Authority, McCormick Place Refg Ser 2002 B (MBIA Insd)	0.00	††	06/15/18		2,735,610
5,000	Metropolitan Pier & Exposition Authority, McCormick Place Ser 2002 A (MBIA Insd)	5.25		06/15/42		5,130,150
						35,901,710
	Indiana (0.6%)
2,000	Indiana Health Facilities Financing Authority, Community Health Ser 2005 A (AMBAC Insd)	5.00		05/01/35		1,986,600
2,400	Marion County Convention & Recreational Facilities Authority, Refg Ser 2003 A (AMBAC Insd)	5.00		06/01/19		2,559,816
						4,546,416
	Louisiana (1.3%)
4,000	Lafayette, Utilities Ser 2004 (MBIA Insd)	5.25		11/01/25		4,205,960
	Massachusetts (1.1%)
3,275	Massachusetts Municipal Wholesale Electric Company, 1993 Ser A (AMBAC Insd) (ETM)	5.00		07/01/10		3,394,963
	Michigan (0.8%)
2,390	Detroit, Sewage Refg Ser 2003 A (FSA Insd)	5.00		07/01/28		2,495,351
	Minnesota (1.7%)
5,000	Minneapolis - St Paul Metropolitan Airports Commission, Ser 2001 C (FGIC Insd)	5.25		01/01/11	+	5,395,350
	Missouri (0.8%)
2,500	Missouri Joint Municipal Electric Utility Commission Plum Point Ser 2006 (MBIA Insd)	5.00		01/01/26		2,533,325
	Montana (0.6%)
2,000	Montana Facility Finance Authority, Bebefits Health Care Ser 2007 (AGC Insd)	5.00		01/01/37		2,043,940
	Nebraska (1.6%)
5,000	Nebraska Public Power District, 2003 Ser A (AMBAC Insd)	5.00		01/01/35		5,062,450
	Nevada (3.7%)
5,080	Las Vegas Water District, Impr & Refg Ser 2003 a (FGIC Insd)	5.25		06/01/19		5,510,733
7,000	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd)	5.375		01/01/40		6,135,360
						11,646,093
	New Hampshire (0.4%)
1,300	New Hampshire Health & Education Facilities Authority, University of New Hampshire Ser 2001 (AMBAC Insd)	5.125		07/01/33		1,326,429
	New Jersey (1.7%)
4,000	New Jersey Transportation Trust Fund Authority, Ser 2005 C (FGIC Insd)	5.25		06/15/20		4,334,920
1,000	University of Medicine & Dentistry, Ser 2004 COPs (MBIA Insd)	5.00		06/15/29		1,029,340
						5,364,260

	New York (17.5%)
16,000	Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA Insd)	4.50	02/15/47		15,278,720
3,000	Long Island Power Authority, Refg Ser 2003 C (FSA Insd)	5.00	09/01/28		3,108,420
4,000	Long Island Power Authority, Ser 2006 A (XLCA Insd)	5.00	12/01/26		4,064,040
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund Refg Ser 2002 A (FSA Insd)	5.25	11/15/24		3,229,470
10,000	Metropolitan Transportation Authority, Transportation Refg Ser 2002 A (FGIC Insd)	5.00	11/15/25		10,260,200
2,000	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00	01/01/31		2,019,260
2,500	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46		2,500,750
1,735	New York City Transitional Finance Authority, 2000 Ser C (AMBAC Insd)	5.25	08/01/21		1,871,267
2,500	New York State Transitional Finance Authority, 2000 Ser C (AMBAC Insd)#	5.25	08/01/22		2,652,900
10,000	Triborough Bridge & Tunnel Authority, Refg 2002 E (MBIA Insd)	5.25	11/15/22		10,655,900
					55,640,927
	North Carolina (3.0%)
6,000	North Carolina Municipal Power Agency #1, Catawba Ser 2003 (MBIA Insd)	5.25	01/01/19		6,435,300
3,000	University of North Carolina at Wilmington, Student Housing Ser 2005 COPs (FGIC Insd)	5.00	06/01/36		3,035,610
					9,470,910
	Oregon (1.0%)
3,000	Oregon Department of Administrative Services, COPs Ser 2005 B (FGIC Insd)	5.00	11/01/24		3,115,920
	Pennsylvania (5.5%)
5,000	Allegheny County Hospital Development Authority, Pittsburgh Mercy Health Ser 1996 (AMBAC Insd) (ETM)	5.625	08/15/18		5,487,000
2,000	Delaware County Industrial Development Authority, Aqua Inc Ser A 2005 (AMT) (FGIC Insd)	5.00	11/01/37		1,984,540
4,110	Pennsylvania, First Ser 2003 (MBIA Insd)**	5.00	01/01/13	+	4,543,420
5,000	Philadelphia, Water & Wastewater Ser 1998 (AMBAC Insd)	5.25	12/15/14		5,528,850
					17,543,810
	Rhode Island (3.6%)
10,000	Rhode Island Depositors Economic Protection Corporation, Refg 1992 Ser B (MBIA Insd) (ETM)	6.00	08/01/17		11,328,100
	South Carolina (5.0%)
1,500	Medical University Hospital Authority, FHA Insured Mtge Ser 2004 A (MBIA Insd)	5.25	02/15/25		1,562,655
10,000	South Carolina Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd)	5.00	01/01/27		10,256,900
4,000	South Carolina Public Service Authority, Santee Cooper 2006 Ser A (MBIA Insd)	5.00	01/01/36		4,106,360
					15,925,915
	Texas (22.1%)
3,020	Amarillo Health Facilities Corporation, Baptist St Anthony's Hospital Ser 1998 (FSA Insd)	5.50	01/01/16		3,431,052
5,075	Amarillo Health Facilities Corporation, Baptist St Anthony's Hospital Ser 1998 (FSA Insd)	5.50	01/01/17		5,777,735
9,000	Dallas-Fort Worth International Airport, Ser 2003 A (AMT) (FSA Insd)	5.375	11/01/22		9,398,160
15,000	Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23		15,772,650
4,000	Houston, Public Impr & Refg Ser 2001 B (FSA Insd)	5.50	03/01/17		4,330,840
8,575	Lower Colorado River Authority, Refg Ser 1999 A (MBIA Insd)	5.00	05/15/31		8,768,195
205	Lower Colorado River Authority, Refg Ser 1999 A (MBIA Insd)	5.00	05/15/31		227,905
10,000	Lower Colorado River Authority, Refg Ser 1999 A (FSA Insd)	5.875	05/15/16		10,531,315
5,000	Lower Colorado River Authority, Refg Ser 2001 A (FSA Insd)	5.00	05/15/26		5,105,200
3,000	San Antonio, Water & Refg Ser 2002 A (FSA Insd)	5.00	05/15/32		3,067,710
4,000	Texas Turnpike Authority, Central Texas Ser 2002 A (AMBAC Insd)	5.50	08/15/39		4,094,080
					70,504,842

	Utah (1.7%)
5,000	Intermountain Power Agency, Utah, 2003 Ser A (FSA Insd)	5.00	07/01/21		5,396,450
	Virginia (2.1%)
3,000	Alexandria Industrial Development Authority, Institute for Defense Analysis Ser 2000 A (AMBAC Insd)	5.90	10/01/10	+	3,304,680
3,000	Richmond Metropolitan Authority, Refg Ser 2002 (FGIC Insd)	5.25	07/15/22		3,378,660
					6,683,340
	Washington (11.0%)
6,000	Cowitz County, Public Utility District # 1, Production Ser 2006 (MBIA Insd)	5.00	09/01/31		6,030,960
5,000	King County, Sewer Refg 2001 (FGIC Insd)	5.00	01/01/31		5,072,550
8,025	Port of Seattle, Passenger Facility Ser 1998 A (MBIA Insd)**	5.00	12/01/23		8,118,120
5,000	Port of Seattle, Ser 2001 B (AMT) (MBIA Insd)	5.625	02/01/24		5,145,300
2,890	Seattle, Water Refg 2003 (MBIA Insd)	5.00	09/01/20		3,094,583
2,870	Seattle, Water Refg 2003 (MBIA Insd)	5.00	09/01/23		2,989,794
2,500	Spokane School District #81, Ser 2005 (MBIA Insd)	0.00	12/01/23	†††	2,519,275
2,000	Washington State Health Care Facilities Authority, Kadlec Medical Center Ser 2006 A (AGC Insd)	5.00	12/01/30		2,032,000
					35,002,582
	West Virginia (1.0%)
2,900	West Virginia Water Development Authority, Loan Program II Refg Ser 2003 B (AMBAC Insd)	5.25	11/01/23		3,119,240
	Total Tax-Exempt Municipal Bonds (Cost $463,955,051)				479,115,098
NUMBER OF
SHARES (000)
	Short-Term Investment (a) (5.2%)
	Investment Company
16,644	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class
	(Cost $16,644,442)				16,644,442
	Total Investments (Cost $480,599,493)				495,759,540
PRINCIPAL AMOUNT IN THOUSANDS
	Floating Rate Note Obligations Related to Securities Held (-8.7%)
(27,580)	Notes with interest rates ranging from 2.11% to 3.78% at January 31, 2008 and contractual maturities of collateral ranging from 01/01/13 to 10/01/37 †††† (b) (Cost $(27,580,000))				(27,580,000)
	Total Net Investments (Cost $453,019,493) (c) (d)	147.1%			468,179,540
	Other Assets in Excess of Liabilites	1.6			5,038,540
	Preferred Shares of Beneficial Interest	(48.7)			(155,000,000)
	Net Assets Applicable to Common Shareholders	100.0%			$318,218,081

Percentages are calculated as a percentage of net assets.

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
#	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $244,758.
†	Prerefunded to call date shown.
††	Currently a zero coupon security; will convert to 5.00% on October 1, 2013.
†††	Currently a zero coupon security; will convert to 5.75% on June 15, 2017.
††††	Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at January 31, 2008.
**	Underlying securities related to inverse floaters entered into by the Trust.
(a)

The Trust invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class. For the period ended January 31, 2008, advisory fees paid were reduced by $2,953 relating to the Trust's investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class. Income distributions earned by the Trust totaled $87,345, for the period ended January 31, 2008.

(b)

Floating Rate Note Obligations Related to Securities Held – The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds.The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2008, Trust investments with a value of $37,629,870 are held by the Dealer Trusts and serve as collateral for the $27,580,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at January 31, 2008 are presented in the “Portfolio of Investments”.

(c)	Securities have been designated as collateral in an amount equal to $69,891,340 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond insurance:

AMBAC	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2008:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
149	Long	U.S. Treasury Notes 5 Year,
		March 2008	$16,776,469	$168,499
13	Long	U.S. Treasury Notes 5 Year,
		June 2008	1,458,438	(1,787)
470	Long	Swap 10 Year,
		March 2008	53,139,375	1,266,720
10	Short	U.S. Treasury
		March 2008	1,064,141	(3,055)
94	Short	U.S. Treasury Notes
		March 2008	10,904,000	(18,773)
312	Short	U.S. Treasury Bond
		March 2008	36,913,500	(296,453)
Net Unrealized Appreciation				$1,115,151

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Income Trust
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer March 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer March 20, 2008

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 20, 2008

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer

5